Discontinued Operation (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 3,068,307
Transaction monetary assets		12,522,240
Mark to market asset for open trading positions		241,336
Other receivables		100,200
Total assets of discontinued operation		15,932,083
Current liabilities:
Deposition in the Margin		12,522,240
Mark to market liability for open trading positions		106,502
Other payables		1,589,614
Total liabilities of discontinued operation		$ 14,218,356